UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  9/30

Date of reporting period: 6/30/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of June 30, 2011 (Unaudited)

DWS Global Inflation Plus Fund
	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 2.8%
Federal Home Loan Mortgage Corp., 7.5%, 3/17/2017	208,351	210,720
Federal National Mortgage Association, 9.0%, 3/1/2020	77,044	84,191
Government National Mortgage Association, 5.5%, 7/15/2035	5,628,703	6,228,072

Total Mortgage-Backed Securities Pass-Throughs (Cost $6,409,946)		6,522,983
Asset-Backed 0.4%
Credit Card Receivables
Discover Card Master Trust, "A2", Series 2007-A2, 0.587% *, 6/15/2015 (Cost $990,703)	1,000,000	1,003,119
Collateralized Mortgage Obligations 2.0%
Federal National Mortgage Association:
"FT", Series 2003-102, 0.586% *, 10/25/2033	1,245,631	1,245,905
"FE", Series 2003-118, 0.686% *, 12/25/2033	327,333	328,855
"FJ", Series 2003-45, 1.691% *, 6/25/2033	1,162,224	1,194,549
"SA", Series 2003-30, Interest Only, 7.464% ***, 10/25/2017	3,621,192	218,510
Government National Mortgage Association:
"FY", Series 2002-76, 0.486% *, 12/16/2026	74,644	74,722
"FD", Series 2001-30, 1.136% *, 3/20/2031	180,379	183,665
Residential Asset Securitization Trust, "1A2", Series 2003-A15, 0.636% *, 2/25/2034	1,701,195	1,597,696

Total Collateralized Mortgage Obligations (Cost $4,802,681)		4,843,902
Government & Agency Obligations 85.4%
US Government Sponsored Agency 2.9%
Federal National Mortgage Association, 2.932% *, 8/8/2011	7,000,000	6,983,900
US Treasury Obligations 82.5%
US Treasury Inflation-Indexed Bonds:
1.75%, 1/15/2028 (a)	9,659,970	10,108,251
2.125%, 2/15/2040	8,322,720	9,056,809
2.375%, 1/15/2025 (a)	14,314,800	16,453,073
2.5%, 1/15/2029 (a)	8,378,480	9,730,817
3.625%, 4/15/2028 (a)	15,987,760	21,052,634
US Treasury Inflation-Indexed Notes:
0.5%, 4/15/2015	10,375,900	10,821,742
0.625%, 4/15/2013 (a)	14,893,620	15,332,282
1.125%, 1/15/2021	14,390,740	14,943,891
1.25%, 4/15/2014	11,156,145	11,835,097
1.375%, 7/15/2018	10,427,500	11,321,981
1.375%, 1/15/2020	10,398,200	11,150,447
1.625%, 1/15/2018	16,743,948	18,413,119
1.875%, 7/15/2015 (a)	15,028,260	16,571,001
2.0%, 1/15/2016 (a)	12,462,010	13,850,353
US Treasury Note, 3.625%, 2/15/2020 (a)	5,000,000	5,289,455

		195,930,952

Total Government & Agency Obligations (Cost $192,159,654)		202,914,852
Short-Term US Treasury Obligations 3.4%
US Treasury Bills:
0.063% **, 10/27/2011 (b)	1,000,000	999,794
0.079% **, 9/15/2011 (b)(c)	71,000	70,997
0.079% **, 9/15/2011 (b)	2,000,000	1,999,664
0.09% **, 11/10/2011	1,600,000	1,599,348
0.092% **, 1/12/2012	500,000	499,751
0.099% **, 10/27/2011 (b)	1,000,000	999,674
0.144% **, 10/20/2011 (b)	1,000,000	999,554
0.149% **, 10/20/2011 (b)	1,000,000	999,539

Total Short-Term US Treasury Obligations (Cost $8,168,318)		8,168,321

	Shares	Value ($)
Common Stocks 0.8%
Financials
American Capital Agency Corp. (REIT) (a) (Cost $1,889,591)	66,000	1,921,260
Securities Lending Collateral 40.6%
Daily Assets Fund Institutional, 0.13% (d) (e) (Cost $96,431,182)	96,431,182	96,431,182
Cash Equivalents 2.8%
Central Cash Management Fund, 0.11% (d) (Cost $6,549,805)	6,549,805	6,549,805

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $317,401,880) †	138.2	328,355,424
Other Assets and Liabilities, Net	(38.2)	(90,841,714)

Net Assets	100.0	237,513,710

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of June 30, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	Annualized yield at time of purchase; not a coupon rate.
***	These securities are shown at their current rate as of June 30, 2011.
†
The cost for federal income tax purposes was $318,386,023.  At June 30, 2011, net unrealized appreciation for all securities based on tax cost was $9,969,401.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,001,692 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,032,291.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2011 amounted to $93,629,237 which is 39.4% of net assets.
(b)	At June 30, 2011, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(c)	At June 30, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REIT: Real Estate Investment Trust

At June 30, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	9/15/2011	13	1,478,770	(3,351)
10 Year Canadian Government Bond	CAD	9/21/2011	24	3,085,448	(22,396)
10 Year Japanese Government Bond	JPY	9/8/2011	9	15,767,468	7,826
2 Year US Treasury Note	USD	9/30/2011	39	8,554,406	20,109
Copper Futures	USD	8/26/2011	3	707,105	28,721
Copper Futures	USD	9/23/2011	3	707,250	35,291
Copper Futures	USD	9/20/2011	2	471,609	25,353
Copper Futures	USD	9/27/2011	3	707,250	34,966
Natural Gas Futures	USD	9/26/2012	6	291,240	(9,110)
United Kingdom Long Gilt Bond	GBP	9/28/2011	3	578,505	(2,973)
Total net unrealized appreciation					114,436

At June 30, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year US Treasury Note	USD	9/21/2011	118	14,434,719	(27,515)
Federal Republic of Germany Euro-Bund	EUR	9/8/2011	23	4,185,190	(12,341)
Federal Republic of Germany Euro-Schatz	EUR	9/8/2011	160	24,955,335	(45,245)
Copper Futures	USD	9/20/2011	2	471,609	(15,116)
Copper Futures	USD	9/23/2011	3	707,250	(22,659)
Copper Futures	USD	9/27/2011	3	707,250	(10,125)
Copper Futures	USD	8/26/2011	3	707,125	(22,239)
Natural Gas Futures	USD	3/28/2012	6	280,620	9,700
Total net unrealized depreciation					(145,540)

At June 30, 2011, open commodity-linked swap contracts were as follows:

Expiration Date	Notional Amount ($)		Fixed Fee Paid by the Fund	Pay/Receive Return of the Reference Index	Value ($) (f)

Long Positions
7/22/2011	2,290,000	1	0.25%	Dow Jones-UBS Commodity Index 3 Month Forward	(82,304)
7/22/2011	6,412,000	2	0.45%	Barclays Capital Pure Beta DJ-UBSCI Excess Return Index	(229,741)
7/22/2011	2,647,000	3	0.22%	Dow Jones-UBS Commodity Index 3 Month Forward	(95,098)
7/22/2011	5,038,000	4	0.25%	Dow Jones-UBS Commodity Index 3 Month Forward	(181,287)
7/22/2011	20,454,000	5	0.10%	UBS Basket	151,157
7/22/2011	7,328,000	6	0.46%	Goldman Dow Jones-UBS Commodity Excess Return E95 Strategy	(251,791)
7/22/2011	8,244,000	7	0.46%	Citi Cubes Dow Jones-UBS Weighted Index	(282,697)
7/22/2011	5,496,000	3	0.34%	Merrill Lynch Commodity Index eXtra LDA Excess Return Index	(181,071)
9/26/2012	298,980	3	0.0%	Merrill Lynch Natural Gas	(7,740)
Short Positions
7/22/2011	6,870,000	2	0.09%	Dow Jones-UBS Commodity Index	255,630
7/22/2011	15,371,000	3	0.10%	Dow Jones-UBS Commodity Index	571,876
3/28/2012	288,750	3	0.0%	Merrill Lynch Natural Gas	8,130
Total net unrealized depreciation					(324,936)

(f)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.

At June 30, 2011, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ Depreciation ($)

5/28/2010 6/1/2012	6,800,000	7	0.45%	Citi Global Interest Rate Strategy Index	(47,901)	—	(47,901)

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	Barclays Bank PLC
3	Merrill Lynch & Co., Inc
4	Morgan Stanley
5	UBS AG
6	The Goldman Sachs & Co.
7	Citigroup, Inc.

At June 30, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	6,773,837	AUD	6,380,000	7/19/2011	52,040	UBS AG
USD	265,183	CAD	260,000	7/19/2011	4,268	UBS AG
USD	2,040,524	EUR	1,430,000	7/19/2011	32,057	UBS AG
USD	2,189,463	NZD	2,710,000	7/19/2011	52,800	UBS AG
USD	6,322,295	SEK	40,610,000	7/19/2011	90,792	UBS AG
USD	720,435	SEK	4,640,000	7/19/2011	12,308	UBS AG
Total unrealized appreciation					244,265

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	3,541,244	GBP	2,190,000	7/19/2011	(27,248)	UBS AG
USD	479,742	JPY	38,520,000	7/19/2011	(1,217)	UBS AG
AUD	3,280,000	USD	3,469,138	7/19/2011	(40,090)	UBS AG
CAD	4,240,000	USD	4,356,023	7/19/2011	(38,101)	UBS AG
CHF	6,320,000	USD	7,427,342	7/19/2011	(90,605)	UBS AG
CHF	2,670,000	USD	3,147,694	7/19/2011	(28,401)	UBS AG
EUR	1,500,000	USD	2,137,805	7/19/2011	(36,232)	UBS AG
JPY	130,550,000	USD	1,615,868	7/19/2011	(5,924)	UBS AG
NOK	9,720,000	USD	1,761,755	7/19/2011	(37,702)	UBS AG
NZD	7,360,000	USD	5,968,445	7/19/2011	(121,243)	UBS AG
Total unrealized depreciation					(426,763)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of June 30, 2011, the Fund held $8,934,526 in the Subsidiary, representing 3.8% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(g)
Mortgage-Backed Securities Pass-Throughs	$—	$6,522,983	$—	$6,522,983
Asset-Backed	—	1,003,119	—	1,003,119
Collateralized Mortgage Obligation	—	4,843,902	—	4,843,902
Government & Agency Obligations	—	202,914,852	—	202,914,852
Short-Term US Treasury Obligations	—	8,168,321	—	8,168,321
Common Stocks	1,921,260	—	—	1,921,260
Short-Term Investments(g)	102,980,987	—	—	102,980,987
Derivatives(h)	161,966	1,231,058	—	1,393,024
Total	$105,064,213	$224,684,235	$—	$329,748,448

Liabilities
Derivatives(h)	$(193,070)	$(1,786,393)	$—	$(1,979,463)
Total	$(193,070)	$(1,786,393)	$—	$(1,979,463)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2011.
(g)	See Consolidated Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, commodity-linked swap contracts, total return swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Government & Agency Obligations
Balance as of September 30, 2010	$1,500,000
Realized gains (loss)	8,946
Change in unrealized appreciation (depreciation)	(9,375)
Amortization premium/discount	429
Net purchases (sales)	(1,500,000)
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of June 30, 2011	$—
Net change in unrealized appreciation (depreciation) from investments still held at June 30, 2011	$—

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Commodity Contracts	$54,782	$—	$—
Commodity-Linked Swap Contracts	$—	$(324,936)	$—
Foreign Exchange Contracts	$—	$—	$(182,498)
Interest Rate Contracts	$(85,886)	$(47,901)	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Inflation Plus Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2011